Leases	12 Months Ended
Mar. 29, 2014
Leases
Leases

11.   Leases

Operating leases

The following is a schedule by year of non-cancelable future minimum rental payments under operating leases as of March 29, 2014 (in thousands):

Fiscal year	Related party(1)	Other	Total

2015	$190	$19,442	$19,632
2016	195	16,626	16,821
2017	199	14,088	14,287
2018	101	12,272	12,373
2019	—	9,318	9,318
Thereafter	—	23,971	23,971

Total	$685	$95,717	$96,402

(1)    See Note 14 "Related party transactions".

Minimum rent payments consist primarily of future minimum lease commitments related to store operating leases. Minimum lease payments do not include common area maintenance, insurance or tax payments. Rent expense related to store operating leases was $25.0 million, $17.0 million, $3.9 million and $8.1 million for the fiscal years ended March 29, 2014 and March 30, 2013, the Successor Period and the Predecessor Period, respectively, and includes common area maintenance and contingent rent payments.

Capital leases

As of March 29, 2014, the Company had nine non-cancelable capital leases with principal and interest payments due monthly. The gross value of assets under capital lease arrangements totals $0.2 million and is included as property and equipment in the consolidated balance sheets. Accumulated depreciation of these assets totaled $0.1 million as of March 29, 2014. The interest rates range from 0% to 12.0%. As of March 29, 2014, future minimum capital lease payments are as follows (in thousands):

Fiscal year

2015	$61
2016	23
2017	4

Total minimum lease payments	88

Less: Amount representing interest	(4)

Present value of minimum lease payments	84
Less: Current portion	(61)

Long-term portion	$23

Long-term lease related liabilities are as follows:

	March 29, 2014	March 30, 2013

Above-market leases	$266	$412
Deferred rent—long-term	2,123	1,043
Long-term portion of capital lease obligation	23	45

Total other liabilities	$2,412	$1,500